SEGMENT REPORTING	12 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 25 -              SEGMENT REPORTING

The chief operating decision makers have been identified as the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer of the Company. The Company organizes its internal financial reporting structure based on its main product and service offerings. To better assess the Company’s performance and allocate resources, the chief operating decision makers revised their internal financial reporting structure and their management report for the year ended June 30, 2013. The prior year comparative segment disclosures were restated to reflect the Company’s current financial reporting structure.

Based on the criteria established by ASC 280, Segment Reporting (“ASC 280”), the Company has determined that the reportable segments of the Company consist of (1) industrial automation, (2) rail transportation, (3) mechanical and electrical solution (“M&E”) and (4) miscellaneous, in accordance with the Company’s organization and internal financial reporting structure. The chief operating decision makers assess the performance of the operating segments based on the measures of revenues, costs and gross profit. Other than the information provided below, the chief operating decision makers do not use any other measures by segments.

Summarized information by segments for the years ended June 30, 2013 is as follows:

	Year ended June 30, 2013
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$211,713,204	$82,343,769	$36,131,813	$18,866,216	$349,055,002
Costs of revenue	131,443,757	46,826,268	30,362,317	16,753,972	225,386,314

Gross profit	$80,269,447	$35,517,501	$5,769,496	$2,112,244	$123,668,688

	Year ended June 30, 2012
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$190,251,683	$100,946,417	$1,967,767	$28,538,065	$321,703,932
Costs of revenue	120,646,668	51,682,038	1,476,104	21,552,372	195,357,182

Gross profit	$69,605,015	$49,264,379	$491,663	$6,985,693	$126,346,750

	Year ended June 30, 2011
	Industry Automation	Rail Transportation	M&E	Miscellaneous	Consolidated

Revenues from external customers	$142,323,167	$116,492,723	$-	$4,025,996	$262,841,886
Costs of revenue	92,080,943	76,645,781	-	2,986,446	171,713,170

Gross profit	$50,242,224	$39,846,942	$-	$1,039,550	$91,128,716

The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2011	2012	2013

Revenues:
PRC	$262,212,528	$297,154,293	$285,978,231
Non-PRC (including Hong Kong)	629,358	24,549,639	63,076,771

	$262,841,886	$321,703,932	$349,055,002

The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2012	2013

Long-lived assets other than goodwill and acquired intangible assets:
PRC	$85,990,556	$98,992,331
Non-PRC (including Hong Kong)	1,088,704	12,913,187

	$87,079,260	$111,905,518